Equipment Installment Plan Receivables (Gross Receivables by Credit Category) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	$ 3,230	$ 3,558
Unbilled Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	3,029	3,291
Billed Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	128	168
Equipment installment plan receivables, past due	73	99
Prime [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	1,419	1,707
Prime [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	1,343	1,593
Prime [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	51	77
Equipment installment plan receivables, past due	25	37
Subprime [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables, gross	1,811	1,851
Subprime [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	1,686	1,698
Subprime [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment [Line Items]
Equipment installment plan receivables	77	91
Equipment installment plan receivables, past due	$ 48	$ 62